Partners' Capital (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013 AIM Midstream Holdings No. of units outstanding [Member]	Aug. 08, 2013 AIM Midstream Holdings No. of units outstanding [Member]	Dec. 31, 2012 AIM Midstream Holdings No. of units outstanding [Member]
Less: Comprehensive income attributable to noncontrolling interests	$ 190	$ 249	$ 533	$ 249
Limited partner common units	9,209,000		9,209,000		9,165,000	4,705,000		4,639,000
Limited partner subordinated units						0	4,526,066	4,526,000
Preferred units						5,204,000		0
General partner interest units	185,000		185,000		185,000	185,000		185,000
General partner units	185,000		185,000		185,000